Significant accounting policies (Details) $ in Millions		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SFr / shares	Dec. 31, 2019 USD ($)	Apr. 08, 2019 USD ($)
Statement [line items]
Par value per share | SFr / shares				SFr 0.50
Operating lease commitments		$ 3,612
New lease arrangements		(65)
Undiscounted future lease payments	$ 3,283
Lease liabilities	1,736		$ 2,005		$ 1,949
Discontinued operations [member]
Statement [line items]
Operating lease commitments, discontinued operations		$ 222
Lease liabilities	286					$ 269
Discontinued operations [member] | Previously stated [member]
Statement [line items]
Lease liabilities	$ 89